Schedule of Company's Leasing Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Property Plant And Equipment [Line Items]
Containers, cost	$ 6,621,058	$ 6,583,542
Containers, accumulated depreciation	(1,913,327)	(1,851,664)
Containers, net book value	4,707,731	4,731,878
Containers - Owned Fleet
Property Plant And Equipment [Line Items]
Containers, cost	6,604,306	6,566,785
Containers, accumulated depreciation	(1,912,142)	(1,850,721)
Containers, net book value	4,692,164	4,716,064
Containers - Managed Fleet
Property Plant And Equipment [Line Items]
Containers, cost	16,752	16,757
Containers, accumulated depreciation	(1,185)	(943)
Containers, net book value	$ 15,567	$ 15,814